Opes Exploration Inc.
8731 Cambie Road
Richmond, British Columbia
Canada, V6X 1K2

Tel: (778) 552-4267
Fax: (866) 838-3169

June 5, 2006

VIA EDGAR & COURIER

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
MAIL STOP 3561
Washington, DC 20549
USA

Re: Opes Exploration Inc. (the “Company”)
File No. 333-133823
Response to Comment Letter of June 1, 2006

Ladies and Gentlemen:

The Company is submitting the enclosed amended registration statement on Form SB-2 for review. This amendment addresses the commission's comments on the Company's SB-2 filing as described in your letter of June 1, 2006. The SEC file number is 333-133823.

Please see our response memo attached to this letter. In this memo we identify each of the eleven comments that you issued in your letter and explain how we addressed each comment. The new text additions to the registration statement have been marked with the  tag on the official EDGAR filing. We will also be sending six paper copies of the registration statement, three copies will be black lined and three copies will be clean. Additionally, we will send an electronic copy of the geologic report via private correspondence on EDGAR and send two paper copies of the report.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

We look forward to working with the staff to finalize our registration statement.

Yours truly,

Opes Exploration Inc.

Per:

/s/ Gordon Racette

Gordon Racette
President

Encls.

Response Memo

Prospectus Summary, page 5

  You disclose here that you staked two mineral claims in the Province of British Columbia, Canada on September 22, 2005. However, you disclose in other areas of the filing that you staked the mineral claims on January 31, 2006. Please clarify to us which date is correct and revise your disclosures such that the correct date is identified consistently throughout your filing.

The correct date of the staking of the mineral claims was January 13, 2006. We have made changes to disclose the correct date consistently throughout our filing. (Please note that the January 31, 2006 date issued in your comment appeared to be a typographic error. We believe that the staff intended to indicate January 13, 2006 which was contained throughout the original filing.)

  Please forward to our engineer, as separate information and not part of the registration statement, the geologic report by Erik A. Ostensoe, Titled “Review and Recommendations, Lower Engineer 1 and Lower Engineer 2, Mineral Tenures, Wann Creek, dated February 15, 2006.

We have forwarded the staff a paper copy of the geologic report by Erik A. Ostensoe.

  Please disclose the Erik A. Ostensoe has not visited your mineral claims.

We have added disclosure indicating that Erik A. Ostensoe has not visited our mineral claims.

Determination of Offering Price, page 13

  Please discuss fully the factors taken into consideration in setting the offering price. See Item 505 of Regulation S-B. Please disclose the reasons for the significant increase in price from January 23, 2006 to January 31, 2006.

We disclosed other factors that we took into account in the setting of the offering price. Additionally, we added a paragraph to disclose the reason why the price of our common stock significantly increased from January 23,2006 to January 31, 2006.

Biographical Information, page 20

  Please briefly explain “control tactics instructor”.

We have added disclosure to the registration statement to explain what a control tactics instructor is and does.

Description of Business, page 24

  For the property(s), provide the disclosures required by Industry Guide 7(b). In particular, provide the location, means of access to the property(s), and transportation from the property(s). Insert a smaller scale map showing the location and access to the property, as required by Instruction 3(B) of Rule 102 of Regulation S-K. Maps and drawings should include:

  A legend or explanation showing, by means of pattern or symbol, every pattern or symbol used on the map or drawing.

  A graphical bar scale should be included. Additional representations of scale such as “one inch equals one mile” may be utilized provided the original scale of the map has not been altered.

  A north arrow.

  An index map showing where the property is situated in relation to the state or province, etc. in which it was located.

  A title of the map or drawing, and the date on which it was drawn.

  In the event interpretive data is submitted on conjunction with any map, the identity of the geologist or engineer that prepared such data.

Any drawing should be simple enough or of sufficiently large scale to clearly show all features on the drawing.

We indicated in the “Location and Means of Access” section, that we intend to access our claims via helicopter. Additionally, we have added a second smaller scale map showing the features indicated by the staff's comment. We have also added disclosure to introduce and reference the map within the text portion of the registration statement.

About Our Mineral Claims, page 26

  Within the table after the first paragraph, please review the status of tenure 525339 and, if required, rename as the Lower Engineer 2 claim.

We have reviewed the status of tenure 525339 and have renamed it to Lower Engineer 2. The previous name was a typographic error.

Conditions to Retain Title to Our Mineral Claims, page 27

  Please disclose the aggregate amount that you must expend each year to maintain your claims in good standing.

We have disclosed the aggregate amount that we are required to expend each year to maintain our claims in good standing.

Management's Discussion and Analysis, page 31

Exploration Plan, page 31

  We note your disclosure that you had cash in the amount of $51,803 as of January 31, 2006. Please update your cash amounts to the most recent date practicable. Also, please disclosure in your plan of operation the amount you will expend on offering related expenses.

We have updated our cash amounts as of June 1, 2006. Additionally, we have disclosed the estimated cost of our offering in the plan of operation.

Other Expenses of Issuance and Distribution, page 53

  Please disclose the actual amount of the SEC registration fee.

We have disclosed the actual amount of the SEC registration fee.

Exploration Plan, page 31

  Please provide the undertaking required by Item 512(e) of Regulation S-B.

We have provided the undertaking required by Item 512(e) of Regulation S-B.